INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES.
Schedule of Inventory, Current

	December 31,
	2021	2020
Components, spare parts	4,955	6,050
Work-in-progress	250	226
Finished goods – own manufactured products	1,166	1,283
Finished goods – distribution products	2,598	1,994
Total gross inventories	8,968	9,552
Less: allowance for slow-moving inventory and net realizable value	(1,470)	(1,563)
Total	7,499	7,989